Unaudited condensed consolidated statements of comprehensive income (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party [Member]
Related party transaction general and administration expenses	$ 230,642	$ 105,200